FINANCE LEASES - Right-of-use asset for finance leases (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Finance Lease Right-Of-Use Asset [Roll Forward]
Balance as of January 1, 2023	$ 83,589
Additions	0
Impairment	0
Depreciation	(7,412)
Balance as of June 30, 2023	$ 76,177